Property and equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property and equipment
13.	Property and equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment a and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2015	$6,301	$2,707,019	$321,175	$39,740	$25,308	$28,580	$7,716	$3,135,839
Transfer of pre-delivery payments	—	161,169	(161,169)	—	—	—	—	—
Additions	—	178,582	83,064	2,827	2,269	3,190	9,751	279,683
Disposals	—	(16,773)	—	(25)	(864)	(881)	(2,343)	(20,886)
Reclassifications	—	364	—	495	(766)	4,977	(5,070)	—

Balance at December 31, 2015	$6,301	$3,030,361	$243,070	$43,037	$25,947	$35,866	$10,054	$3,394,636
Transfer of pre-delivery payments	—	27,585	(27,585)	—	—	—	—	—
Additions	—	94,348	34,680	3,026	1,878	73	7,435	141,440
Disposals	—	(36,812)	—	(604)	(1,226)	(98)	—	(38,740)
Adjustments	—	100	—	—	2,363	—	—	2,463
Reclassifications	—	(340)	—	(289)	645	9,140	(10,896)	(1,740)

Balance at December 31, 2016	$6,301	$3,115,242	$250,165	$45,170	$29,607	$44,981	$6,593	$3,498,059
Transfer of pre-delivery payments	—	28,674	(28,674)	—	—	—	—	—
Additions	—	158,557	192,196	1,461	3,392	1,614	5,246	362,466
Disposals	—	(54,114)	(54)	(228)	(711)	—	—	(55,107)
Reclassifications	—	3,870	—	1,950	(4,764)	3448	(6,061)	(1,557)

Balance at December 31, 2017	$6,301	$3,252,229	$413,633	$48,353	$27,524	$50,043	$5,778	$3,803,861
Accumulated depreciation -
Balance at January 1, 2015 (reported)	$—	$(567,341)	$—	$(26,560)	$(18,197)	$(18,405)	$—	$(630,503)
Adjustment on correction of error	—	(181,242)	—	—	—	—	—	(181,242)

Balance at January 1, 2015 (restated)	$—	$(748,583)	$—	$(26,560)	$(18,197)	$(18,405)	$—	$(811,745)
Depreciation for the year	—	(133,045)	—	(3,214)	(2,774)	(4,229)	—	(143,262)
Disposals	—	13,341	—	23	581	177	—	14,122
Reclassifications	—	(39)	—	1,202	(1,501)	338	—	—

Balance at December 31, 2015 (restated)	$—	$(868,326)	$—	$(28,549)	$(21,891)	$(22,119)	$—	$(940,885)
Depreciation for the year	—	(141,418)	—	(3,724)	(2,284)	(4,246)	—	(151,672)
Disposals	—	13,587	—	524	1,220	12	—	15,343
Adjustments	—	(14)	—	—	(2,667)	—	—	(2,681)
Reclassifications	—	(99)	—	(116)	41	174	—	—

Balance at December 31, 2016 (restated)	$—	$(996,270)	$—	$(31,865)	$(25,581)	$(26,179)	$—	$(1,079,895)
Depreciation for the year	—	(148,188)	—	(3,811)	(2,192)	(4,505)	—	(158,696)
Disposals	—	51,233	—	200	704	—	—	52,137
Reclassifications	—	(1,335)	—	(1,540)	4,110	(1,235)	—	—

Balance at December 31, 2017 (restated)	$—	$(1,094,560)	$—	$(37,016)	$(22,959)	$(31,919)	$—	$(1,186,454)
Carrying amounts -
At December 31, 2015 (restated)	$6,301	$2,162,035	$243,070	$14,488	$4,056	$13,747	$10,054	$2,453,751

At December 31, 2016 (restated)	$6,301	$2,118,972	$250,165	$13,305	$4,026	$18,802	$6,593	$2,418,164

At December 31, 2017 (restated)	$6,301	$2,157,669	$413,633	$11,337	$4,565	$18,124	$5,778	$2,617,407

Flight equipment comprises aircraft, engines, aircraft components and, major maintenance.

The amount of $192.2 million corresponds to the advance payments on aircraft purchase contracts during 2017 (2016: $34.7 million), which include $1.8 million of borrowing costs capitalized during the year ended December 31, 2017 (2016 and 2015: Nil). The rate used to determine the amount of borrowing costs eligible for capitalization was 2.14%, which is the interest rate of the specific borrowing (see note 18). As of December 31, 2017, the carrying amount of the asset acquired under finance leases is $535.5 million (2016: $463.4 million).

Aircraft and related maintenance components with a carrying value of $1.7 billion are pledged as collateral for the obligation of the special purpose entities as of December 31, 2017 and 2016.

As of December 31, 2017 and 2016, construction in progress mainly comprises remodeling projects for airport facilities and offices, and the construction of the new hangar.

During 2016, as a result of the annual review of the useful life, the Company concluded that airframe and engines are now expected to remain in operation for 27 years from the purchase date. As consequence the expected useful life of the fleet decreased by 3 years. The effects of these changes on actual and expected depreciation expense of the current fleet, included in the operational expenses in the consolidated statement of profit or loss, amounts to $11.8 million per year.